Share-Based Compensation - Outstanding and Exercisable Options, by Exercise Price Ranges (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Option Shares, Outstanding Options (in shares)	4,646,183
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 7.95
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	6 years 2 months 12 days
Number of Option Shares, Exercisable Options (in shares)	2,179,408
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 7.47
Aggregate Intrinsic Value, Outstanding Options	$ 0
$2.57 - $2.73
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 2.57
Weighted average exercise price, upper range limit (in dollars per share)	$ 2.73
Number of Option Shares, Outstanding Options (in shares)	127,869
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 2.67
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	1 year 2 months 12 days
Number of Option Shares, Exercisable Options (in shares)	84,382
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 2.70
$4.95 -$4.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 4.95
Weighted average exercise price, upper range limit (in dollars per share)	$ 4.95
Number of Option Shares, Outstanding Options (in shares)	1,987,745
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 4.95
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	6 years 2 months 12 days
Number of Option Shares, Exercisable Options (in shares)	1,114,545
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 4.95
$6.26 - $9.45
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 6.26
Weighted average exercise price, upper range limit (in dollars per share)	$ 9.45
Number of Option Shares, Outstanding Options (in shares)	883,786
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 8.24
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	6 years 2 months 12 days
Number of Option Shares, Exercisable Options (in shares)	345,831
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 8.64
$9.46 - $11.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 9.46
Weighted average exercise price, upper range limit (in dollars per share)	$ 11.95
Number of Option Shares, Outstanding Options (in shares)	793,465
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 10.72
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	6 years 8 months 12 days
Number of Option Shares, Exercisable Options (in shares)	217,914
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 10.65
$12.10 - $15.46
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 12.10
Weighted average exercise price, upper range limit (in dollars per share)	$ 15.46
Number of Option Shares, Outstanding Options (in shares)	780,240
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 12.47
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	6 years 3 months 18 days
Number of Option Shares, Exercisable Options (in shares)	394,726
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 12.30
$15.58 - $18.47
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Weighted average exercise price, lower range limit (in dollars per share)	$ 15.58
Weighted average exercise price, upper range limit (in dollars per share)	$ 18.47
Number of Option Shares, Outstanding Options (in shares)	73,078
Weighted-Average Exercise Price per Share, Outstanding Options (in dollars per share)	$ 17.26
Remaining Weighted-Average Contractual Term (Years), Outstanding Options	6 years 2 months 12 days
Number of Option Shares, Exercisable Options (in shares)	22,010
Weighted-Average Exercise Price Per Share, Exercisable Options (in dollars per share)	$ 17.19